Other current operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Operating Assets and Liabilities

(CHF in millions)	12/31/2023	12/31/2022

Prepaid expenses	20.8	21.0
Indirect taxes (VAT/GST) receivables	26.6	39.7
Social security receivables	0.4	9.3
Other current assets	13.3	7.0
Other current operating assets	61.2	77.0

(CHF in millions)	12/31/2023	12/31/2022

Accrued expenses	81.2	25.0
Accrued personnel expenses	20.0	10.9
Indirect taxes (VAT/GST) payables	24.0	26.9
Social security payables	6.7	2.5
Other payables	16.5	13.2
Other current operating liabilities	8.0	3.3
Other current operating liabilities	156.4	81.7